POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey Kernagis, Brian McGreal, Tom Siomades, Jason Stoneberg and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the fifth paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Growth Rate Dividend AchieversTMPortfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey Kernagis, Tom Siomades, Jason Stoneberg and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the fourth paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares NXQ Portfolio

(each a "Fund" and collectively, the "Funds")

The fifth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

(the "Funds")

The last sentence of the first paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey Kernagis, Brian McGreal, Tom Siomades, Jason Stoneberg and Travis Trampe.

The following paragraph is hereby added after the sixth paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 71 Funds of the Trust, Mr. Siomades managed six portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.0 billion in assets and no other pooled investment vehicles.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Hubbard, Siomades and Trampe did not own any securities of the Trust.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NXQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

(the "Funds")

The last sentence of the first paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey Kernagis, Brian McGreal, Tom Siomades, Jason Stoneberg and Travis Trampe.

The following paragraph is hereby added after the sixth paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 71 Funds of the Trust, Mr. Siomades managed six portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.0 billion in assets and no other pooled investment vehicles.

The last sentence of the eleventh paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $1,000,000. As of November 25, 2008, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Jeanette, Kernagis, McGreal, Siomades, Stoneberg and Trampe in the Trust was $0, $0, $1-$10,000, $0, $0, $1-$10,000 and $0, respectively. The portfolio holdings of Messrs. Southard, Kernagis and Stoneberg as of November 25, 2008, are shown below.

Please Retain This Supplement For Future Reference.